Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Forge Nano, Inc.
Commitments and Contingencies
Commitments and Contingencies

7.Commitments and Contingencies

On August 9, 2023, the Company completed the acquisition of Sundew ALD assets from Sundew Technologies, LLC for consideration composed of three cash payments comprised of $350 at the time of close, $350 cash payment on the second anniversary, August 2024, and the remaining $350 future cash payment due upon the last anniversary, August 2025. The consideration also included contingent cash consideration to be paid to the sellers based on percentages ranging from 2 to 5 percent of net sales through 2032. The Company estimated the fair value of the contingent consideration using a Monte Carlo simulation model, resulting in an initial liability of $311 recognized as part of the purchase consideration at the acquisition date. As of December 31, 2025, the fair value of the contingent consideration was remeasured to $1,811 due to a new projection for tool sales related to the Intellectual Property (IP), which was revised sharply upward. As of December 31, 2024, the fair value of the contingent consideration was remeasured to $1,413. The acquisition was completed to enable the Company to repurpose several patents and product designs for its own line of semiconductor coating equipment.